Cover	Aug. 28, 2026
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Aug. 28, 2026
Entity File Number	000-56792
Entity Registrant Name	Partners Group Lending Fund, LLC
Entity Central Index Key	0001938649
Entity Tax Identification Number	88-3153051
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	1114 Avenue of the Americas
Entity Address, Address Line Two	37th Floor
Entity Address, City or Town	New York
Entity Address, State or Province	NY
Entity Address, Postal Zip Code	10036
City Area Code	877
Local Phone Number	748-7209
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false